Commitments (Tables)	12 Months Ended
Dec. 31, 2017
Commitments [Abstract]
Schedule of future payments required under non-cancellable operating leases contracted not capitalized in financial statements

	December 31, 2017	December 31, 2016
Payable not later than one year	$310,034	$221,071
Payable later than one year and not later than five years	507,036	601,542
Payable later than five years	-	-
	$817,070	$882,613